Prepaid Land Lease Payments (Details Textual) - Land use rights $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 243	$ 247	$ 261
Sinovac Biotech Company Ltd [Member] | China Construction Bank Changping Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	2,566			¥ 16.7
Sinovac Biotech Company Ltd [Member] | Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	307			2.0
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank Of China [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	$ 3,350			¥ 21.8